Investment Risks	Oct. 28, 2026
GraniteShares YieldBOOST 20Y+ Treasuries ETF
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Concentration Risk — The Underlying Index has a significant portion of its value in U.S Government Securities. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries.

Debt Instrument Risk — The value of debt instruments may increase or decrease as a result of the following: market fluctuations; changes in interest rates; actual or perceived inability of issuers, guarantors, or liquidity providers to make scheduled principal or interest payments; or illiquidity in debt securities markets. Debt instruments are also impacted by political, regulatory, market and economic developments that impact the market in general and specific economic sectors, industries or segments of the fixed income market.

U.S. Government Securities Risk — A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity. The market prices for such securities are not guaranteed and will fluctuate. Furthermore, not all securities issued by the U.S. government and its agencies and instrumentalities are backed by the U.S. Treasury or the full faith and credit of the United States. In addition, because many types of U.S. government securities trade actively outside the United States, their prices may rise and fall as changes in global economic conditions affect the demand for these securities. In addition, U.S. Treasury obligations may differ from other securities in their interest rates, maturities, times of issuance and other characteristics. Changes in the financial condition or credit rating of the U.S government may cause the value of U.S. Treasury obligations to decline.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Put Spread Strategy Risk [Member]
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Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST 20Y+ Treasuries ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Concentration Risk [Member]
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Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST 20Y+ Treasuries ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST 20Y+ Treasuries ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST 20Y+ Treasuries ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AAPL ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AAPL ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the computer and information technology sector. The value of stocks of computer technology companies and companies that rely heavily on computer technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many computer technology companies have limited product lines, markets, financial resources or personnel. The prices of computer technology companies and companies that rely heavily on computer technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Computer technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the computer technology sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AAPL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AAPL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AAPL ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AAPL ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AAPL ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AAPL ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AAPL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AAPL ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST AAPL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AAPL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AAPL ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AAPL ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AAPL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AAPL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AAPL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AAPL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AAPL ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AAPL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AAPL ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AAPL ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AAPL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AAPL ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AAPL ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST AAPL ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST AAPL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AAPL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AAPL ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST ADBE ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST ADBE ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology industry. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST ADBE ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfil these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF and generate specific risks.

GraniteShares YieldBOOST ADBE ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST ADBE ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST ADBE ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ADBE ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ADBE ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST ADBE ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST ADBE ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST ADBE ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST ADBE ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST ADBE ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST ADBE ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST ADBE ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST ADBE ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST ADBE ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST ADBE ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST ADBE ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST ADBE ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST ADBE ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST ADBE ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST ADBE ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST ADBE ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST ADBE ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST ADBE ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST ADBE ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST ADBE ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST ADBE ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST AMD ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AMD ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The risks of investments in the semiconductor industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductor industry may also be affected by risks that affect the broader technology sector, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AMD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AMD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AMD ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AMD ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMD ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMD ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AMD ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AMD ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST AMD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AMD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AMD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AMD ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AMD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AMD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AMD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AMD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AMD ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AMD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AMD ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AMD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AMD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AMD ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AMD ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST AMD ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST AMD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AMD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AMD ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST AMZN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AMZN ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the online retail company industry. Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AMZN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST AMZN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AMZN ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AMZN ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMZN ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AMZN ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AMZN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AMZN ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST AMZN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AMZN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AMZN ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AMZN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AMZN ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AMZN ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AMZN ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AMZN ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AMZN ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AMZN ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AMZN ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST AMZN ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AMZN ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AMZN ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AMZN ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST AMZN ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST AMZN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AMZN ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AMZN ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST APP ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST APP ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk - The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST APP ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST APP ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST APP ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST APP ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST APP ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST APP ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying ACGO ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST APP ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST APP ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST APP ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST APP ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST APP ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST APP ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST APP ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST APP ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST APP ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST APP ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST APP ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST APP ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST APP ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST APP ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST APP ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST APP ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST APP ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST APP ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST APP ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST APP ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST APP ETF | U [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST ARM ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST ARM ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST ARM ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF and generate specific risks.

GraniteShares YieldBOOST ARM ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST ARM ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST ARM ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ARM ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ARM ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST ARM ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST ARM ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST ARM ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST ARM ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST ARM ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST ARM ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST ARM ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST ARM ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST ARM ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST ARM ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST ARM ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST ARM ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST ARM ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST ARM ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST ARM ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST ARM ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST ARM ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST ARM ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST ARM ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST ARM ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST ARM ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST ASML ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST ASML ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST ASML ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST ASML ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST ASML ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST ASML ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ASML ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ASML ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST ASML ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST ASML ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST ASML ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST ASML ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST ASML ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST ASML ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST ASML ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST ASML ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST ASML ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST ASML ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST ASML ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST ASML ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST ASML ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST ASML ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST ASML ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST ASML ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST ASML ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST ASML ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST ASML ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST ASML ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST ASML ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST AVGO ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST AVGO ETF | Underlying Leveraged ETF Risk [Member]
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Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST AVGO ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST AVGO ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST AVGO ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST AVGO ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AVGO ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST AVGO ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying ACGO ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST AVGO ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST AVGO ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST AVGO ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST AVGO ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST AVGO ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST AVGO ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST AVGO ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST AVGO ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST AVGO ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST AVGO ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST AVGO ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST AVGO ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST AVGO ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST AVGO ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST AVGO ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST AVGO ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST AVGO ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST AVGO ETF | Box Spread E T F Risk [Member]
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Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST AVGO ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST AVGO ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST AVGO ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST BABA ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST BABA ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the online retail company industry. Companies that operate in the online marketplace and retail segments are subject to fluctuating consumer demand. Unlike traditional brick and mortar retailers, online marketplaces and retailers must assume shipping costs or pass such costs to consumers. Consumer access to price information for the same or similar products may cause companies that operate in the online marketplace and retail segments to reduce profit margins in order to compete. Due to the nature of their business models, companies that operate in the online marketplace and retail segments may also be subject to heightened cyber security risk, including the risk of theft or damage to vital hardware, software and information systems. The loss or public dissemination of sensitive customer information or other proprietary data may negatively affect the financial performance of such companies to a greater extent than traditional brick and mortar retailers. As a result of such companies being web-based and the fact that they process, store, and transmit large amounts of data, including personal information, for their customers, failure to prevent or mitigate data loss or other security breaches, including breaches of vendors’ technology and systems, could expose companies that operate in the online marketplace and retail segments or their customers to a risk of loss or misuse of such information, adversely affect their operating results, result in litigation or potential liability, and otherwise harm their businesses.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST BABA ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST BABA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST BABA ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST BABA ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BABA ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BABA ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST BABA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST BABA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST BABA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST BABA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST BABA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST BABA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST BABA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST BABA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST BABA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST BABA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST BABA ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST BABA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST BABA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST BABA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST BABA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST BABA ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST BABA ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST BABA ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST BABA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST BABA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST BABA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST Biotech ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Biotech ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The S&P Biotechnology Select Industry Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the S&P Biotechnology Select Industry Index. As a result, Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the S&P Biotechnology Select Industry Index had 165 constituents which had a median market capitalization of $5.1 billion, total market capitalizations ranging from $340.0 million to $378.10 billion and were concentrated in the healthcare sector, the GICS sector in which the biotechnology industry is included.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Biotech ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Biotech ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Biotech ETF | Price Participation Risk [Member]
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Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Biotech ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Biotech ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Biotech ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Biotech ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Biotech ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Biotech ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Biotech ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Biotech ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Biotech ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Biotech ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Biotech ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Biotech ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Biotech ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Biotech ETF | Non-Diversification Risk [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Biotech ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Biotech ETF | Recent Market Events Risk [Member]
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Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Biotech ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Biotech ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Biotech ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Biotech ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Biotech ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Biotech ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Biotech ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Bitcoin ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Bitcoin ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the return of bitcoin futures. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the bitcoin futures during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the bitcoin futures will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the bitcoin futures, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of a bitcoin futures decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Bitcoin futures Investing Risk — The Underlying Leveraged ETF is indirectly exposed to the risks of investing in bitcoin through its investments in bitcoin futures contracts. Bitcoin is a new and highly speculative investment. The risks associated with bitcoin include the following:

-	Bitcoin is a new technological innovation with a limited history. There is no assurance that usage of bitcoin will continue to grow. A contraction in use of bitcoin may result in increased volatility or a reduction in the price of bitcoin, which could adversely impact the value of the Underlying Leveraged ETF. The Bitcoin Network was launched in January 2009, platform trading in bitcoin began in 2010, and bitcoin futures trading began in 2017, each of which limits a potential shareholder’s ability to evaluate an investment in the Underlying Leveraged ETF.

-	The Underlying Leveraged ETF’s investments in bitcoin futures contracts are exposed to risks associated with the price of bitcoin, which is subject to numerous factors and risks. The price of bitcoin is impacted by numerous factors, including:

○	The total and available supply of bitcoin, including the possibility that a small group of early bitcoin adopters hold a significant proportion of the bitcoin that has thus far been created and that sales of bitcoin by such large holders may impact the price of bitcoin;
○	Global bitcoin demand, which is influenced by the growth of retail merchants’ and commercial businesses’ acceptance of bitcoin as payment for goods and services, the security of online digital asset trading platforms and public bitcoin addresses that hold bitcoin, the perception that the use and holding of bitcoin is safe and secure, the lack of regulatory restrictions on their use, and the reputation regarding the use of bitcoin for illicit purposes;
○	The fact that bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin;

○	Global bitcoin supply, which is influenced by similar factors as global bitcoin demand, in addition to fiat currency (i.e., government currency not backed by an asset such as gold) needs by miners and taxpayers who may liquidate bitcoin holdings to meet tax obligations;
○	Investors’ expectations with respect to the rate of inflation of fiat currencies and deflation of bitcoin;
○	Foreign exchange rates between fiat currencies and digital assets such as bitcoin;
○	Interest rates;
○	The continued operation of digital asset trading platforms in the United States and foreign jurisdictions, including their regulatory status, trading and custody policies, and cyber security;
○	Investment and trading activities of large investors, including private and registered funds, that may directly or indirectly invest in bitcoin;
○	Regulatory measures, if any, that restrict the use of bitcoin as a form of payment or the purchase or sale of bitcoin, including measures that restrict the direct or indirect participation in the bitcoin market by financial institutions or the introduction of bitcoin instruments;
○	The maintenance and development of the open-source software protocol of the bitcoin network;
○	Increased competition from other digital assets, including forks of the Bitcoin Network;
○	Developments in the information technology sector;
○	Global or regional political, economic or financial events and situations;
○	Investor or Bitcoin Network participant sentiments on the value or utility of bitcoin; and
○	The dedication of mining power to the Bitcoin Network and the willingness of bitcoin miners to clear bitcoin transactions for relatively low fees.

The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. Bitcoin and bitcoin futures have historically been subject to significant price volatility.

Bitcoin Futures Capacity Risk. If the Underlying Leveraged ETF’s ability to obtain exposure to bitcoin futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the bitcoin futures market, a disruption to the bitcoin futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Underlying Leveraged ETF’s futures commission merchants (“FCMs”), the listing exchanges, or the CFTC, the Underlying Leveraged ETF may not be able to achieve its investment objective and may experience significant losses. Any disruption in the Underlying Leveraged ETF’s ability to obtain exposure to bitcoin futures contracts will cause the fund’s performance to deviate from the performance of bitcoin futures contracts, and consequently, bitcoin. Additionally, the ability of the Underlying Leveraged ETF to obtain exposure to bitcoin futures contracts is limited by certain tax rules that limit the amount the Underlying Leveraged ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter.

Commodity Regulatory Risk. The Underlying Leveraged ETF’s use of commodities futures subject to regulation by the CFTC has caused the Underlying Leveraged ETF to be classified as a “commodity pool” and this designation requires that the Underlying Leveraged ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Underlying Leveraged ETF’s investment decisions may need to be modified, and commodity contract positions held by the Underlying Leveraged ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Underlying Leveraged ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Underlying Leveraged ETF is impossible to predict, but could be substantial and adverse to the Underlying Leveraged ETF.

Digital Asset Industry Risk. The digital asset industry is a new, speculative, and still-developing industry that faces many risks. In this emerging environment, events that are not directly related to the security or utility of the Bitcoin blockchain can nonetheless precipitate a significant decline in the price of bitcoin. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of bitcoin, which fell 16% from May 1, 2022 to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in bitcoin and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of bitcoin, which fell 16% in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Bitcoin blockchain, could similarly negatively impact the price of bitcoin, and thereby the bitcoin futures contracts held by the Underlying Leveraged ETF.

Digital Asset Regulatory Risk. Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of bitcoin futures contracts or the Underlying Leveraged ETF’s shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of bitcoin, mining activity, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Bitcoin network, or the digital asset markets generally. Such occurrences could also impair the Underlying Leveraged ETF’s ability to meet its investment objective pursuant to its investment strategy.

Reverse Purchase Agreements Risk. Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Underlying Leveraged ETF is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Underlying Leveraged ETF may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Underlying Leveraged ETF invested the proceeds of the reverse repurchase agreement.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Leveraged ETF and its wholly-owned Cayman subsidiary are organized, respectively, could result in the inability of the Underlying Leveraged ETF to operate as intended and could negatively affect the Underlying Leveraged ETF and its shareholders (such as the Fund). The Underlying Leveraged ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST Bitcoin ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Bitcoin ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Bitcoin ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Bitcoin ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Bitcoin ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Bitcoin ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 5% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Bitcoin ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Bitcoin ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Bitcoin ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Bitcoin ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk.

The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Bitcoin ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Bitcoin ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Bitcoin ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Bitcoin ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Bitcoin ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Bitcoin ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Bitcoin ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Bitcoin ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Bitcoin ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Bitcoin ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Bitcoin ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Bitcoin ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Bitcoin ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Bitcoin ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Bitcoin ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Bitcoin ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST BRKB ETF
Prospectus [Line Items]
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST BRKB ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the financial services sector and the insurance industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. The Underlying Stock performance may be affected by system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the financial services sector and the insurance industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST BRKB ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST BRKB ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST BRKB ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST BRKB ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BRKB ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST BRKB ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST BRKB ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST BRKB ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST BRKB ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST BRKB ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST BRKB ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST BRKB ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST BRKB ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST BRKB ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST BRKB ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST BRKB ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST BRKB ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST BRKB ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST BRKB ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST BRKB ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST BRKB ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST BRKB ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST BRKB ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST BRKB ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST BRKB ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST BRKB ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST BRKB ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST China ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST China ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Country Concentration Risk — The Underlying Index has a significant portion of its value in Chinese companies currently trading on the Hong Kong Stock Exchange. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. Although the economy of China has been in a state of transition from a government-planned socialist economy to a more market-oriented economy since the 1970s, the level of government involvement in China’s economy continues to distinguish it from other global markets as the majority of productive assets in China are owned (at different levels) by the People’s Republic of China (“China” or the “PRC”) government. Due to PRC government economic reforms during the last 30 years, China’s economy, as reflected in the value of Chinese issuers, has experienced significant growth. There can be no assurance, however, that the PRC government will continue to pursue such reforms. As of September 30, 2026, the FTSE China 50 Index constituents had a median market capitalization of 16.1 billion, total market capitalizations ranging from $1.6 billion to $142.1 billion and banks represented the largest sector with 26% of the index. The Underlying Index is rebalanced and reviewed quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST China ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST China ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST China ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST China ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST China ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST China ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST China ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST China ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST China ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST China ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST China ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST China ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST China ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST China ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST China ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST China ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST China ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST China ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST China ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST China ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST China ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST China ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST China ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST China ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST China ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST China ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST COIN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST COIN ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the digital asset and finance company industries. Such companies may be adversely impacted by government regulations, economic conditions and deterioration in credit markets. These companies typically face intense competition and could be negatively affected by new entrants into the market, especially those located in markets with lower production costs. Competitors in the digital payments space include financial institutions and well-established payment processing companies. In addition, many companies engaged in these businesses store sensitive consumer information and could be the target of cybersecurity attacks and other types of theft, which could have a negative impact on these companies. Online digital asset trading platforms currently operate under less regulatory scrutiny than traditional financial services companies and banks, but there is a significant risk that regulatory oversight could increase in the future. Higher levels of regulation could increase costs and adversely impact the current business models of some digital asset-related companies and could severely impact the viability of these companies. These companies could be negatively impacted by disruptions in service caused by hardware or software failure, or by interruptions or delays in service by third-party data center hosting facilities and maintenance providers.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST COIN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST COIN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST COIN ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST COIN ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST COIN ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST COIN ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST COIN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST COIN ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST COIN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST COIN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST COIN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST COIN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST COIN ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST COIN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST COIN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST COIN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST COIN ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST COIN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST COIN ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST COIN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST COIN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST COIN ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST COIN ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST COIN ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST COIN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST COIN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST COIN ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST CRCL ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST CRCL ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and service industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability, including, but are not limited to competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights. The Underlying Stock performance may be affected by system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Software and service industry companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST CRCL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST CRCL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST CRCL ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST CRCL ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRCL ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRCL ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST CRCL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST CRCL ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST CRCL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST CRCL ETF | ETF Risks [Member]
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Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST CRCL ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST CRCL ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST CRCL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST CRCL ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST CRCL ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST CRCL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST CRCL ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST CRCL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST CRCL ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST CRCL ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST CRCL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST CRCL ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST CRCL ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST CRCL ETF | Box Spread E T F Risk [Member]
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Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST CRCL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST CRCL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST CRCL ETF | Affiliated Fund Risk [Member]
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Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST CRWD ETF
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Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST CRWD ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST CRWD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST CRWD ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST CRWD ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST CRWD ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRWD ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRWD ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST CRWD ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST CRWD ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST CRWD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST CRWD ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST CRWD ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST CRWD ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST CRWD ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST CRWD ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST CRWD ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST CRWD ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST CRWD ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST CRWD ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST CRWD ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST CRWD ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST CRWD ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST CRWD ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST CRWD ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST CRWD ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST CRWD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST CRWD ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST CRWD ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST CRWV ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST CRWV ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the computer software industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by competition in the microprocessor market, reliance on third-party manufacturers, the company’s ability to new develop new products, losses of significant customers, changes in customer demand for its products, risks associated with defective products political, legal and economic risks affecting the company’s global operations. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST CRWV ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST CRWV ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST CRWV ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST CRWV ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRWV ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST CRWV ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST CRWV ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST CRWV ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST CRWV ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST CRWV ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST CRWV ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST CRWV ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST CRWV ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST CRWV ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST CRWV ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST CRWV ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST CRWV ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST CRWV ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST CRWV ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST CRWV ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST CRWV ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST CRWV ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST CRWV ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST CRWV ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST CRWV ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST CRWV ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST CRWV ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST DJT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST DJT ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the interactive media and services. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST DJT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST DJT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST DJT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST DJT ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST DJT ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST DJT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST DJT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST DJT ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST DJT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST DJT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST DJT ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST DJT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST DJT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST DJT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST DJT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST DJT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST DJT ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST DJT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST DJT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST DJT ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST DJT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST DJT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST DJT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST DJT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST DJT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST DJT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST DJT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST Ether ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Ether ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk: The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the return of ether futures. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the ether futures during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk: The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the ether futures will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the ether futures, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of a ether futures decline of more than 50%.

Derivatives Risk: Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk: If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Ether Investing Risk: The Underlying Leveraged ETF is indirectly exposed to the risks of investing in ether through its investments in ether futures contracts. Ether is a relatively new innovation and is subject to unique and substantial risks. The market for ether is subject to rapid price swings, changes and uncertainty. A significant portion of the demand for ether may be the result of speculation. Consequently, the value of ether has been, and may continue to be, substantially dependent on speculation. Such speculation regarding the potential future appreciation of the price of ether may artificially inflate or deflate the price of ether and increase volatility. The further development of the Ethereum Network and the acceptance and use of ether are subject to a variety of factors that are difficult to evaluate. The slowing, stopping or reversing of the development of the Ethereum Network or the acceptance of ether may adversely affect the price and liquidity of ether. Ether is subject to the risk of fraud, theft, manipulation or security failures, operational or other problems that impact ether trading venues. Additionally, if one or a coordinated group of validators were to gain control of 33% or more of staked ether, they would have the ability to execute extensive attacks, manipulate transactions and fraudulently obtain ether. If such a validator or group of validators were to gain control of one-third of staked ether, they could halt payments. A significant portion of ether is held by a small number of holders sometimes referred to as “whales”. Transactions by these holders may influence the price of ether and these holders may have the ability to manipulate the price of ether.

Unlike the exchanges for more traditional assets, such as equity securities and futures contracts, ether and ether trading venues are largely unregulated and may be operating out of compliance with applicable regulation. As a result of the lack of regulation, individuals or groups may engage in fraud or market manipulation (including using social media to promote ether in a way that artificially increases the price of ether). Investors may be more exposed to the risk of theft, fraud and market manipulation than when investing in more traditional asset classes. Over the past several years, a number of ether trading venues have been closed due to fraud, failure or security breaches. Investors in ether may have little or no recourse should such theft, fraud or manipulation occur and could suffer significant losses.

Legal or regulatory changes may negatively impact the operation of the Ethereum Network or restrict the use of ether. For example, if ether were determined to be or were expected to be determined to be a security under the federal securities laws, it is possible certain trading venues would no longer facilitate trading in ether, trading in ether futures may become significantly more volatile and/or completely halted, and the value of an investment in the Underlying Leveraged ETF could decline significantly and without warning, including to zero.

The realization of any of these risks could result in a decline in the acceptance of ether and consequently a reduction in the value of ether, ether futures, and the Underlying Leveraged ETF.

Finally, the creation of a “fork” (as described above) or a substantial giveaway of ether (sometimes referred to as an “air drop”) may result in significant and unexpected declines in the value of ether, ether futures, and the Underlying Leveraged ETF. A fork may be intentional, such as the ‘Merge.’ The ‘Merge’ refers to protocol changes altering the method by which transactions are validated.

Ether Futures Investing Risk: The market for ether futures may be less developed, and potentially less liquid and more volatile, than more established futures markets. While the ether futures market has grown substantially since ether futures commenced trading, there can be no assurance that this growth will continue. The price for ether futures contracts is based on a number of factors, including the supply of and the demand for ether futures contracts. Market conditions and expectations, regulatory limitations or limitations imposed by the listing exchanges or futures commission merchants (“FCMs”) (e.g., margin requirements, position limits, and accountability levels), collateral requirements, availability of counterparties, and other factors each can impact the supply of and demand for ether futures contracts.

Market conditions and expectations, margin requirements, position limits, accountability levels, collateral requirements, availability of counterparties, and other factors may also limit the Underlying Leveraged ETF’s ability to achieve its desired exposure to ether futures contracts. If the Underlying Leveraged ETF is unable to achieve such exposure it may not be able to meet its investment objective and the Underlying Leveraged ETF’s returns may be different or lower than expected. Additionally, collateral requirements may require the Underlying Leveraged ETF to liquidate its positions, potentially incurring losses and expenses, when it otherwise would not do so. Investing in derivatives like ether futures may be considered aggressive and may expose the Underlying Leveraged ETF to significant risks. These risks include counterparty risk and liquidity risk.

The performance of ether futures contracts, in general, has historically been highly correlated to the performance of ether. However, there can be no guarantee this will continue. Transaction costs (including the costs associated with futures investing), position limits, the availability of counterparties and other factors may impact the cost of ether futures contracts and decrease the correlation between the performance of ether futures contracts and ether, over short or even long-term periods. In the event that there are persistent disconnects between ether and ether futures, the Underlying Leveraged ETF may not be able to obtain the desired leveraged exposure and may not be able to achieve its investment objective.

In addition, the performance of back-month futures contracts is likely to differ more significantly from the performance of the spot prices of ether. To the extent the Underlying Leveraged ETF is invested in back-month ether future contracts, the performance of the Underlying Leveraged ETF should be expected to deviate more significantly from the performance of ether. Moreover, price differences between ether and ether futures will expose the Underlying Leveraged ETF to risks different from, and possibly greater than, the risks associated with investing directly in ether, including larger losses or smaller gains.

Cost of Futures Investment Risk: When an ether futures contract is nearing expiration, the Underlying Leverage ETF will “roll” the futures contract, which means it will generally sell such contract and use the proceeds to buy a ether futures contract with a later expiration date. When rolling futures contracts that are in contango, the Underlying Leveraged ETF would sell a lower priced, expiring contract and purchase a higher priced, longer-dated contract. The price difference between the expiring contract and longer-dated contract associated with rolling ether futures is typically substantially higher than the price difference associated with rolling other futures contracts. Ether futures have historically experienced extended periods of contango. Contango in the ether futures market may have a significant adverse impact on the performance of the Underlying Leveraged ETF and may cause ether futures and the Underlying Leveraged ETF to underperform spot ether. Both contango and backwardation would reduce the Underlying Leveraged ETF’s correlation to spot ether and may limit or prevent the Underlying Leveraged ETF from achieving its investment objective. The impact of both contango and backwardation may also be greater to the extent the Underlying Leveraged ETF invests in back-month futures contracts.

Ether Futures Capacity Risk: If the Underlying Leveraged ETF’s ability to obtain exposure to ether futures contracts consistent with its investment objective is disrupted for any reason including, for example, limited liquidity in the ether futures market, a disruption to the ether futures market, or as a result of margin requirements, position limits, accountability levels, or other limitations imposed by the Underlying Leveraged ETF’s futures commission merchants (“FCMs”), the listing exchanges or the CFTC, the Underlying Leveraged ETF may or may not be able to achieve its investment objective and may experience significant losses.

In such circumstances, the Underlying Leverage ETF’ advisor may take such action as it believes appropriate and in the best interest of the Underlying Leverage ETF. Any disruption in the Underlying Leveraged ETF’s ability to obtain leveraged exposure to ether futures contracts may cause the Underlying Leveraged ETF’s performance to deviate from its investment objective.

Additionally, the ability of the Underlying Leveraged ETF to obtain leveraged exposure to ether futures contracts is limited by certain tax rules that limit the amount the Underlying Leveraged ETF can invest in its wholly-owned subsidiary as of the end of each tax quarter. As a result, the Underlying Leverage ETF may or may not be able to obtain leveraged exposure consistent with its investment objective and may or may not meet its investment objective on the last business day of each tax quarter (e.g., April 30, 2025, July 31, 2025, October 31, 2025, January 30, 2026). Exceeding this amount on such dates would have tax consequences.

Commodity Regulatory Risk. The Underlying Leveraged ETF’s use of commodities futures subject to regulation by the CFTC has caused the Underlying Leveraged ETF to be classified as a “commodity pool” and this designation requires that the Underlying Leveraged ETF comply with CFTC rules, which may impose additional regulatory requirements and compliance obligations. The Underlying Leveraged ETF’s investment decisions may need to be modified, and commodity contract positions held by the Underlying Leveraged ETF may have to be liquidated at disadvantageous times or prices, to avoid exceeding any applicable position limits established by the CFTC, potentially subjecting the Underlying Leveraged ETF to substantial losses. The regulation of commodity transactions in the United States is subject to ongoing modification by government, self-regulatory and judicial action. The effect of any future regulatory change with respect to any aspect of the Underlying Leveraged ETF is impossible to predict, but could be substantial and adverse to the Underlying Leveraged ETF.

Digital Asset Industry Risk: The digital asset industry is a new, speculative, and still-developing industry that faces many risks. In this emerging environment, events that are not directly related to the security or utility of the Ethereum Network can nonetheless precipitate a significant decline in the price of ether. For instance, in May 2022, the collapse of the algorithmic stablecoin TerraUSD and its paired crypto asset LUNA destroyed an estimated $60 billion in value in the crypto ecosystem. Although TerraUSD and LUNA operated on their own blockchain (the “Terra” blockchain), the events nonetheless contributed to a sharp decline in the price of ether, which fell 31% from May 1, 2022, to May 31, 2022. As another example, in November 2022, FTX Trading Ltd. – an offshore digital asset trading venue specializing in crypto derivatives – collapsed and filed for bankruptcy. While a small fraction of total global trading volume in ether and related derivatives took place on FTX-related venues, the company’s collapse nonetheless contributed to a significant decline in the price of ether, which fell 18% in November 2022. Additional instability, failures, bankruptcies or other negative events in the digital asset industry, including events that are not necessarily related to the security or utility of the Ethereum Network, could similarly negatively impact the price of ether, and thereby the ether futures contracts held by the Underlying Leveraged ETF.

Digital Asset Regulatory Risk: Digital asset markets in the U.S. exist in a state of regulatory uncertainty, and adverse legislative or regulatory developments could significantly harm the value of ether futures contracts or the Underlying Leveraged ETF’s shares, such as by banning, restricting or imposing onerous conditions or prohibitions on the use of ether, mining activity, digital wallets, the provision of services related to trading and custodying digital assets, the operation of the Ethereum Network, or the digital asset markets generally. Such occurrences could also impair the Underlying Leveraged ETF’s ability to meet its investment objective pursuant to its investment strategy.

Reverse Purchase Agreements Risk: Reverse repurchase agreements involve both counterparty risk and the risk that the value of securities that the Underlying Leveraged ETF is obligated to repurchase under the agreement may decline below the repurchase price. Reverse repurchase agreements involve leverage risk; the Underlying Leveraged ETF may lose money as a result of declines in the values both of the security subject to the reverse repurchase agreement and the instruments in which the Underlying Leveraged ETF invested the proceeds of the reverse repurchase agreement.

Subsidiary Investment Risk. Changes in the laws of the United States and/or the Cayman Islands, under which the Underlying Leveraged ETF and its wholly-owned Cayman subsidiary are organized, respectively, could result in the inability of the Underlying Leveraged ETF to operate as intended and could negatively affect the Underlying Leveraged ETF and its shareholders (such as the Fund). The Underlying Leveraged ETF’s Cayman subsidiary is not registered under the 1940 Act and is not subject to all the investor protections of the 1940 Act.

Indirect Investments in the Underlying Leveraged ETF: The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST Ether ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Ether ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Ether ETF | Price Participation Risk [Member]
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Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Ether ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Ether ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Ether ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 5% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Ether ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Ether ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Ether ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Ether ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk.

The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Ether ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Ether ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Ether ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Ether ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Ether ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Ether ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Ether ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Ether ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Ether ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Ether ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Ether ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Ether ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Ether ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Ether ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Ether ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Ether ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Financials ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Financials ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Underlying Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Underlying Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the Financial Select Sector Index was comprised of 76 constituents which had a median total market capitalization of $44.55 billion, total market capitalizations ranging from $45.6 billion to $1.13 trillion. The Underlying Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Financials ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Financials ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Financials ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Financials ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Financials ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Financials ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Financials ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Financials ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Financials ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Financials ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Financials ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Financials ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Financials ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Financials ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Financials ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Financials ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Financials ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Financials ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Financials ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Financials ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Financials ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Financials ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Financials ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Financials ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Financials ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Financials ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Gold Miners ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Gold Miners ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The NYSE Arca Gold Miners Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the NYSE Arca Gold Miners Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the NYSE Arca Gold Miners Index had 35 constituents, which had an average market capitalization of $45.3 billion, total market capitalizations ranging from $750 million to $78.7billion. The NYSE Arca Gold Miners Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Gold Miners ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Gold Miners ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Gold Miners ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Gold Miners ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Gold Miners ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Gold Miners ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Gold Miners ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Gold Miners ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Gold Miners ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Gold Miners ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Gold Miners ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Gold Miners ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Gold Miners ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Gold Miners ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Gold Miners ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Gold Miners ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Gold Miners ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Gold Miners ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Gold Miners ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Gold Miners ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Gold Miners ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Gold Miners ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Gold Miners ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Gold Miners ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Gold Miners ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Gold Miners ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST GOOGL ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST GOOGL ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by changes in advertising revenues, increased competition and ability to retain users and customers, its ability to enforce the company’s intellectual property rights, manufacturing and supply chain risks, global market conditions, cyber-attacks and changes in regulatory oversight. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST GOOGL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfil these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST GOOGL ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST GOOGL ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST GOOGL ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST GOOGL ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST GOOGL ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST GOOGL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST GOOGL ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST GOOGL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST GOOGL ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST GOOGL ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST GOOGL ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and

GraniteShares YieldBOOST GOOGL ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST GOOGL ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST GOOGL ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST GOOGL ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST GOOGL ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST GOOGL ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST GOOGL ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST GOOGL ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST GOOGL ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST GOOGL ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST GOOGL ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST GOOGL ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST GOOGL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST GOOGL ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST GOOGL ETF | Affiliated Fund Risk [Member]
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Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST HIMS ETF
Prospectus [Line Items]
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST HIMS ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the Healthcare Providers and Services Industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to changing economic conditions, evolving patient demographics, and fluctuations in demand for healthcare services. Profitability in this industry is often dependent on reimbursement rates from government programs and private payors, as well as the ability to manage operational costs effectively. Changes in healthcare regulations and policies, including those related to insurance coverage and reimbursement, can materially impact the industry. Companies in the healthcare providers and services industry are subject to extensive and frequently changing government regulation, which may affect the scope of their activities, the rates they can charge for services, and their compliance costs. Additionally, the industry faces risks related to litigation, operational disruptions, and evolving technologies that may alter traditional service delivery models. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST HIMS ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST HIMS ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST HIMS ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST HIMS ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST HIMS ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST HIMS ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST HIMS ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST HIMS ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST HIMS ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST HIMS ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST HIMS ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST HIMS ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST HIMS ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST HIMS ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST HIMS ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST HIMS ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST HIMS ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST HIMS ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST HIMS ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST HIMS ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST HIMS ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST HIMS ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST HIMS ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST HIMS ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST HIMS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST HIMS ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST HIMS ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST HOOD ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST HOOD ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the investment banking and brokerage industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock operates in a heavily regulated and supervised environment. The impact interpretation, and enforcement of new rules can have major impacts on its operations. The Underlying Stock has material exposure to market, credit, and liquidity risks. The Underlying Stock relies on complex systems, and its inability to operate them accurately and timely could materially impact its ability to operate. The Underlying Stock may be significantly affected by stock and bank trading activity, continuing increases in price competition, decreases in fees or fee-related business, including investment banking, brokerage, asset management and other servicing fees, fluctuation in interest rates and other factors which could adversely affect financial markets. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST HOOD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST HOOD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST HOOD ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST HOOD ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST HOOD ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST HOOD ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST HOOD ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST HOOD ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST HOOD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST HOOD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST HOOD ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST HOOD ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST HOOD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST HOOD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST HOOD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST HOOD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST HOOD ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST HOOD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST HOOD ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST HOOD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST HOOD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST HOOD ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST HOOD ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST HOOD ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST HOOD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST HOOD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST HOOD ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST INTC ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST INTC ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the semiconductor industry. The risks of investments in the semiconductor industry include: intense competition, both domestically and internationally, including competition from subsidized foreign competitors with lower production costs; wide fluctuations in securities prices due to risks of rapid obsolescence of products; economic performance of the customers of semiconductor companies; their research costs and the risks that their products may not prove commercially successful; capital equipment expenditures that could be substantial and suffer from rapid obsolescence; and thin capitalization and limited product lines, markets, financial resources or personnel. The semiconductor industry may also be affected by risks that affect the broader technology sector, including government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST INTC ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST INTC ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST INTC ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST INTC ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST INTC ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST INTC ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST INTC ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST INTC ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST INTC ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST INTC ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST INTC ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST INTC ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST INTC ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST INTC ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST INTC ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST INTC ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST INTC ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST INTC ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST INTC ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST INTC ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST INTC ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST INTC ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST INTC ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST INTC ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST INTC ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST INTC ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST INTC ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST IONQ ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST IONQ ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST IONQ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST IONQ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST IONQ ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST IONQ ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST IONQ ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST IONQ ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST IONQ ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST IONQ ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST IONQ ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST IONQ ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST IONQ ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST IONQ ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST IONQ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST IONQ ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST IONQ ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST IONQ ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST IONQ ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST IONQ ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST IONQ ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST IONQ ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST IONQ ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST IONQ ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST IONQ ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST IONQ ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST IONQ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST IONQ ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST IONQ ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST LLY ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST LLY ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the healthcare sector and pharmaceutical industry. The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time consuming and costly with no guarantee that any product will come to market.

The profitability of pharmaceutical companies is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant and may not be successful. Many pharmaceutical companies face intense competition from new products and less costly generic products, which may make it difficult to raise the prices of their products and may result in price discounting. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The profitability of these companies may be dependent on a relatively limited number of products. Additionally, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST LLY ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST LLY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST LLY ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST LLY ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST LLY ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST LLY ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST LLY ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST LLY ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST LLY ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST LLY ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST LLY ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST LLY ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST LLY ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST LLY ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST LLY ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST LLY ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST LLY ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST LLY ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST LLY ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST LLY ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST LLY ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST LLY ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST LLY ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST LLY ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST LLY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST LLY ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST LLY ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST MARA ETF
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MARA ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MARA ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST MARA ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MARA ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MARA ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MARA ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MARA ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MARA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MARA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST MARA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MARA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MARA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MARA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MARA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MARA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MARA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MARA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MARA ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MARA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MARA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST MARA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MARA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MARA ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MARA ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST MARA ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST MARA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MARA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MARA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST META ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST META ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the social media and computer programming industry. Such companies provide social networking, file sharing, and other web-based media applications. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Additionally, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Furthermore, the business models employed by the companies in the social media and computer programming industries may not prove to be successful.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST META ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST META ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST META ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST META ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST META ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST META ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST META ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST META ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST META ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST META ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. he Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST META ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST META ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST META ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST META ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST META ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST META ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST META ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST META ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST META ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST META ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST META ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST META ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST META ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST META ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST META ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST META ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST META ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST MRVL ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MRVL ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MRVL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST MRVL ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MRVL ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MRVL ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MRVL ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MRVL ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MRVL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MRVL ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST MRVL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MRVL ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MRVL ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MRVL ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MRVL ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MRVL ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MRVL ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MRVL ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MRVL ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MRVL ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MRVL ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST MRVL ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MRVL ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MRVL ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MRVL ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST MRVL ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST MRVL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MRVL ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MRVL ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST MSFT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MSFT ETF | Underlying Leveraged ETF Risk [Member]
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Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The value of stocks of information technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MSFT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST MSFT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MSFT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MSFT ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSFT ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSFT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MSFT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MSFT ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST MSFT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MSFT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MSFT ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MSFT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MSFT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MSFT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MSFT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MSFT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MSFT ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MSFT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MSFT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST MSFT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MSFT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MSFT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MSFT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST MSFT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST MSFT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MSFT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MSFT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST MSTR ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MSTR ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the software and information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue the Underlying Stock earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on the Underlying Stock’s results of operations and financial condition.

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MSTR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST MSTR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MSTR ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MSTR ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSTR ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MSTR ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MSTR ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MSTR ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST MSTR ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MSTR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MSTR ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MSTR ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MSTR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MSTR ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MSTR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MSTR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MSTR ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MSTR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MSTR ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST MSTR ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MSTR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MSTR ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MSTR ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST MSTR ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST MSTR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MSTR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MSTR ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST MU ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST MU ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST MU ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST MU ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST MU ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST MU ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MU ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST MU ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST MU ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST MU ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST MU ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST MU ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST MU ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST MU ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST MU ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST MU ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST MU ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST MU ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST MU ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST MU ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST MU ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST MU ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST MU ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST MU ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST MU ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST MU ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST MU ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST MU ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST MU ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST NBIS ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST NBIS ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST NBIS ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST NBIS ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST NBIS ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST NBIS ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NBIS ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NBIS ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST NBIS ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST NBIS ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST NBIS ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST NBIS ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST NBIS ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST NBIS ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST NBIS ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST NBIS ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST NBIS ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST NBIS ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST NBIS ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST NBIS ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST NBIS ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST NBIS ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST NBIS ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST NBIS ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST NBIS ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST NBIS ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST NBIS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST NBIS ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST NBIS ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST NFLX ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST NFLX ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to is subject to the risks of the software and information technology as well as the entertainment industries. The software and information technology industry is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation, and competition, both domestically and internationally, including competition from competitors with lower production costs. In addition, many information technology companies have limited product lines, markets, financial resources or personnel. The prices of information technology companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile and less liquid than the overall market. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST NFLX ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST NFLX ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST NFLX ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST NFLX ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NFLX ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NFLX ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST NFLX ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST NFLX ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST NFLX ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST NFLX ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST NFLX ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST NFLX ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST NFLX ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST NFLX ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST NFLX ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST NFLX ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST NFLX ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST NFLX ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST NFLX ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST NFLX ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST NFLX ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST NFLX ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST NFLX ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST NFLX ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST NFLX ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST NFLX ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST NFLX ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST NVDA ETF
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Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST NVDA ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by NVIDIA Corporation’s ability to identify new products, technologies or services, global competition and business conditions, its dependence on third-party product manufacturers, product defect issues, cybersecurity breaches, and customer concentration. The Underlying Stock may also be affected by risks that affect the broader technology industry, including: government regulation; dramatic and often unpredictable changes in growth rates and competition for qualified personnel; heavy dependence on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability; and a small number of companies representing a large portion of the technology sector as a whole. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST NVDA ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST NVDA ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST NVDA ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST NVDA ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVDA ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVDA ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST NVDA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST NVDA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST NVDA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST NVDA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST NVDA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST NVDA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST NVDA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST NVDA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST NVDA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST NVDA ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST NVDA ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST NVDA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST NVDA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST NVDA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST NVDA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST NVDA ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST NVDA ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST NVDA ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST NVDA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST NVDA ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST NVDA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST NVO ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST NVO ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the healthcare sector and pharmaceutical industry. The profitability of companies in the healthcare sector may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time-consuming and costly with no guarantee that any product will come to market.

The profitability of pharmaceutical companies is highly dependent on the development, procurement and marketing of drugs and the development, protection and exploitation of intellectual property rights and other proprietary information. These companies may be significantly affected by the expiration of patents or the loss of, or the inability to enforce, intellectual property rights. Research and other costs associated with developing or procuring new drugs and the related intellectual property rights can be significant and may not be successful. Many pharmaceutical companies face intense competition from new products and less costly generic products, which may make it difficult to raise the prices of their products and may result in price discounting. In addition, the process for obtaining regulatory approval from the U.S. Food and Drug Administration or other governmental regulatory authorities is long and costly and there is no assurance that the necessary approvals will be obtained or maintained by these companies.

These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The profitability of these companies may be dependent on a relatively limited number of products. Additionally, their products can become obsolete due to industry innovation, changes in technologies or other market developments.

The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST NVO ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST NVO ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST NVO ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST NVO ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVO ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST NVO ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST NVO ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST NVO ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST NVO ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST NVO ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST NVO ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST NVO ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST NVO ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST NVO ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST NVO ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST NVO ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST NVO ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST NVO ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST NVO ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST NVO ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST NVO ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST NVO ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST NVO ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST NVO ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST NVO ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST NVO ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST NVO ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST OKLO ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST OKLO ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of industrials sector and electrical equipment industries. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST OKLO ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST OKLO ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST OKLO ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST OKLO ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST OKLO ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST OKLO ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST OKLO ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST OKLO ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST OKLO ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST OKLO ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST OKLO ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST OKLO ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST OKLO ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST OKLO ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST OKLO ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST OKLO ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST OKLO ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST OKLO ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST OKLO ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST OKLO ETF | Single Issuer Risk [Member]
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Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST OKLO ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST OKLO ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST OKLO ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST OKLO ETF | Box Spread E T F Risk [Member]
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Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST OKLO ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST OKLO ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST OKLO ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST ORCL ETF
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Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST ORCL ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by significant customer losses, its inability to develop and implement new technologies, its reliance on third-party distributors and platforms, cybersecurity attacks, its inability to protect its intellectual property rights and global laws and regulations affecting privacy, data protection and technology protections. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST ORCL ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST ORCL ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST ORCL ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST ORCL ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ORCL ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST ORCL ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST ORCL ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST ORCL ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST ORCL ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST ORCL ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST ORCL ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST ORCL ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST ORCL ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST ORCL ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST ORCL ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST ORCL ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST ORCL ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST ORCL ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST ORCL ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST ORCL ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST ORCL ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST ORCL ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST ORCL ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST ORCL ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST ORCL ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST ORCL ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST ORCL ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST PANW ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST PANW ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the information technology industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST PANW ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST PANW ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST PANW ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST PANW ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PANW ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PANW ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST PANW ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST PANW ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST PANW ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST PANW ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST PANW ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST PANW ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST PANW ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST PANW ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST PANW ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST PANW ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST PANW ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST PANW ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST PANW ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST PANW ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST PANW ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST PANW ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST PANW ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST PANW ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST PANW ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST PANW ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST PANW ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST PDD ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST PDD ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the business services industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to any general economic, business or industry conditions that cause customers or potential customers to reduce or delay their purchases of business services or other products could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST PDD ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST PDD ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST PDD ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST PDD ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PDD ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PDD ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST PDD ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST PDD ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST PDD ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST PDD ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST PDD ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST PDD ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST PDD ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST PDD ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST PDD ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST PDD ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST PDD ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST PDD ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST PDD ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST PDD ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST PDD ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST PDD ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST PDD ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST PDD ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST PDD ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST PDD ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST PDD ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST PLTR ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST PLTR ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by significant customer losses, its inability to develop and implement new technologies, its reliance on third-party distributors and platforms, cybersecurity attacks, its inability to protect its intellectual property rights and global laws and regulations affecting privacy, data protection and technology protections. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST PLTR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST PLTR ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST PLTR ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST PLTR ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PLTR ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST PLTR ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST PLTR ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST PLTR ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST PLTR ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST PLTR ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST PLTR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST PLTR ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST PLTR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST PLTR ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST PLTR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST PLTR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST PLTR ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST PLTR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST PLTR ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST PLTR ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST PLTR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST PLTR ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST PLTR ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST PLTR ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST PLTR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST PLTR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST PLTR ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST QBTS ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST QBTS ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST QBTS ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST QBTS ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST QBTS ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST QBTS ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QBTS ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QBTS ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST QBTS ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST QBTS ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST QBTS ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST QBTS ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST QBTS ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST QBTS ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST QBTS ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST QBTS ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST QBTS ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST QBTS ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST QBTS ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST QBTS ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST QBTS ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST QBTS ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST QBTS ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST QBTS ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST QBTS ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST QBTS ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST QBTS ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST QBTS ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST QBTS ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST QQQ ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST QQQ ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Nasdaq-100® index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Nasdaq-100® index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the Nasdaq-100® index had a significant portion of its value in issuers in the information technology (68%) and consumer discretionary (15%) sectors.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST QQQ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Flex Option Risk: Trading FLEX Options involves risks different from, or possibly greater than, the risks associated with investing directly in securities. The Fund may experience losses from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The FLEX Options are listed on an exchange; however, no one can guarantee that a liquid secondary trading market will exist for the FLEX Options. In the event that trading in the FLEX Options is limited or absent, the value of the Fund’s FLEX Options may decrease. In a less liquid market for the FLEX Options, liquidating the FLEX Options may require the payment of a premium (for written FLEX Options) or acceptance of a discounted price (for purchased FLEX Options) and may take longer to complete. A less liquid trading market may adversely impact the value of the FLEX Options and Fund shares and result in the Fund being unable to achieve its investment objective. Less liquidity in the trading of the Fund’s FLEX Options could have an impact on the prices paid or received by the Fund for the FLEX Options in connection with creations and redemptions of the Fund’s shares. Depending on the nature of this impact to pricing, the Fund may be forced to pay more for redemptions (or receive less for creations) than the price at which it currently values the FLEX Options. Such overpayment or under collection could reduce the Fund’s ability to achieve its investment objective. Additionally, in a less liquid market for the FLEX Options, the liquidation of a large number of options may more significantly impact the price. A less liquid trading market may adversely impact the value of the FLEX Options and the value of your investment. The trading in FLEX Options may be less deep and liquid than the market for certain other exchange-traded options, non-customized options or other securities.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST QQQ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST QQQ ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST QQQ ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QQQ ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QQQ ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods. The put options contracts sold by the Fund may vary in regard to their strike prices from 40% out-of-the-money to 10% in-the-money and their maturity from 1-week to 1-month. Selling put option contracts with longer maturities may increase the volatility of the strategy. Selling put option contracts that are more in-the-money may increase the volatility of the strategy.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST QQQ ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST QQQ ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST QQQ ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST QQQ ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). There are a limited number of financial institutions that post collateral for certain trades on an agency basis (i.e. on behalf of other market participants). Accordingly, there are a limited number of financial institutions that may act as Authorized Participants that post collateral for certain trades on an agency basis (i.e. on behalf of other market participants. In such circumstances, the Fund’s market price may be significantly different than its underlying net asset value. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST QQQ ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST QQQ ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST QQQ ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST QQQ ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST QQQ ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST QQQ ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST QQQ ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST QQQ ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST QQQ ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST QQQ ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST QQQ ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC. The Fund intends to treat any income it may derive from the options and swap contracts as “qualifying income” under the provisions of the Code applicable to RICs. If the income is not qualifying income the Fund may lose its status as a RIC. The Fund will, for each year, distribute substantially all of its net investment income and net capital gains.

GraniteShares YieldBOOST QQQ ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST QQQ ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST QQQ ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST QQQ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST QQQ ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST QUBT ETF
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST QUBT ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST QUBT ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST QUBT ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST QUBT ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST QUBT ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QUBT ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST QUBT ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST QUBT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST QUBT ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST QUBT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST QUBT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST QUBT ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST QUBT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST QUBT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST QUBT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST QUBT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST QUBT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST QUBT ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST QUBT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST QUBT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST QUBT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST QUBT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST QUBT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST QUBT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST QUBT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST QUBT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST QUBT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST QUBT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST RBLX ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST RBLX ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the communication services and the entertainment industries. The performance of companies in the communication services industry may be affected by (without limitation) the following factors: industry competition, increasing governmental regulation, the ability to keep pace with technological advancement and scrutiny by public bodies. Technological innovations may reduce the utility of products and services of companies in the communication services sector and render them less competitive or obsolete over time. These companies may need to commit substantial capital investment to deal with increasing competition and to keep pace with technological enhancement in order to remain competitive. The entertainment industry is highly competitive and relies on consumer spending and the availability of disposable income for success. The prices of the securities of companies in the entertainment industry may fluctuate widely due to competitive pressures, heavy expenses incurred for research and development of products, problems related to bringing products to market, consumer preferences and rapid obsolescence of products. Legislative or regulatory changes and increased government supervision also may affect companies in the entertainment industry. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST RBLX ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST RBLX ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST RBLX ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST RBLX ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RBLX ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RBLX ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST RBLX ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST RBLX ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST RBLX ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST RBLX ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST RBLX ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST RBLX ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST RBLX ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST RBLX ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST RBLX ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST RBLX ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST RBLX ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST RBLX ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST RBLX ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST RBLX ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST RBLX ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST RBLX ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST RBLX ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST RBLX ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST RBLX ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST RBLX ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST RBLX ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST RDDT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST RDDT ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST RDDT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST RDDT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST RDDT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST RDDT ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RDDT ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RDDT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST RDDT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST RDDT ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST RDDT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST RDDT ETF | ETF Risks [Member]
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Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST RDDT ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST RDDT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST RDDT ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST RDDT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST RDDT ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST RDDT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST RDDT ETF | Non-Diversification Risk [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST RDDT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST RDDT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST RDDT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST RDDT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST RDDT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST RDDT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST RDDT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST RDDT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST RDDT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST RDDT ETF | Affiliated Fund Risk [Member]
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Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST RGTI ETF
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Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST RGTI ETF | Underlying Leveraged ETF Risk [Member]
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Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the electronic data processing industry. Any data breaches, unauthorized access, data loss due to system malfunctions, cyberattacks, privacy violations, data integrity issues, system outages, hardware failures, software vulnerabilities, human error, and power disruptions; essentially, any threat that could compromise the confidentiality, integrity, or availability of stored or processed data could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST RGTI ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST RGTI ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST RGTI ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST RGTI ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RGTI ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RGTI ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST RGTI ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST RGTI ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST RGTI ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST RGTI ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST RGTI ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST RGTI ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST RGTI ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST RGTI ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST RGTI ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST RGTI ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST RGTI ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST RGTI ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST RGTI ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST RGTI ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST RGTI ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST RGTI ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST RGTI ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST RGTI ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST RGTI ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST RGTI ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST RGTI ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST RIOT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST RIOT ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The Underlying Stock’s business is highly competitive and operates 24 hours a day, 7 days a week, on a global basis. The primary drivers of competition are demand for bitcoin, sufficient capital resources to acquire large quantities of high-quality miners, the ability to secure these miners from a limited number of suppliers on rapid delivery schedules, and the ability to execute on those miner deployments with the best-in-class mining infrastructure to generate the highest returns while incurring the lowest costs to mine. The Underlying Stock’s inability to maintain or improve market share versus its competitors could negatively impact its financial results. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Bitcoin Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks associated with bitcoin. Investing in bitcoin exposes to significant risks that are not typically present in other investments. These risks include the uncertainty surrounding new technology, limited evaluation due to bitcoin’s short trading history, and the potential decline in adoption and value over the long term. The extreme volatility of bitcoin’s price is also a risk factor. Regulatory uncertainties, such as potential government interventions and conflicting regulations across jurisdictions, can impact the demand for bitcoin and restrict its usage. Bitcoin is not presently widely accepted as a medium of exchange, which may be due to a number of common impediments and/or disadvantages to adopting the Bitcoin Network as a payment network, including the slowness of transaction processing and finality, variability of transaction fees, and volatility of the price of bitcoin. Additionally, risks associated with the sale of newly mined bitcoin, bitcoin trading platforms, competition from alternative digital assets, mining operations, network modifications, and intellectual property claims pose further challenges to bitcoin-linked investments. The value of bitcoin has been, may continue to be, substantially dependent on speculation, such that trading and investing in these assets generally may not be based on fundamental analysis. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Bitcoin Halving. While bitcoin prices have historically increased around halving events (a process designed to control the overall supply and reduce the risk of inflation in bitcoin, which uses a proof-of-work consensus algorithm and results in the mining reward being cut in half) there is no guarantee that the price change will be favorable or would compensate for the reduction in mining rewards. If a corresponding and proportionate increase in the price of Bitcoin does not follow future halving events, the revenue the Underlying Stock earns from its bitcoin mining operations would see a decrease, which could have a material adverse effect on the Underlying Stock’s results of operations and financial condition.

Hash Rate and Difficulty. As demand for bitcoin has increased, the global network hash rate (i.e., the aggregate amount of computing power devoted to supporting the bitcoin blockchain at a given time) has increased rapidly, and as greater adoption of bitcoin occurs, it is expected that demand for new bitcoin will likewise increase as more mining companies are drawn into the industry by this increased demand. Further, as a greater number of increasingly powerful miners have been deployed, the network difficulty for bitcoin has consequently also increased. A high difficulty means that more computing power will be required in order to solve a block and earn a new bitcoin reward, which, in turn, makes the bitcoin network more secure by limiting the possibility of one miner or mining pool gaining control of the network. Therefore, as new and existing miners deploy additional hash rate, the global network hash rate will continue to increase, meaning a miner’s share of the global network hash rate (and therefore its chance of earning bitcoin rewards) will decline if it fails to deploy additional hash rate at pace with the industry. If an effort to grow the hash rate, results in the inability to complete planned expansions on schedule and within anticipated cost estimates, deployment of newly purchased miners may be delayed, which could affect its competitiveness and results of operation, which could have a material adverse effect on the Underlying Stock’s financial condition and market price for its securities.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST RIOT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST RIOT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST RIOT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST RIOT ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RIOT ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RIOT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST RIOT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST RIOT ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST RIOT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST RIOT ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST RIOT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST RIOT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST RIOT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST RIOT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST RIOT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST RIOT ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST RIOT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST RIOT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST RIOT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST RIOT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST RIOT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST RIOT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST RIOT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST RIOT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST RIOT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST RIOT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST RIOT ETF | ETF Risk [Member]
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Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST RIVN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST RIVN ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to risks of the automotive sector. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock has a limited operating history and evaluating its prospects is difficult. The Underlying Stock has incurred net losses each year since its inception and is expected to suffer substantial losses in the coming future. It has limited control over substantial costs associated with its operations. The automotive sector industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. Automotive companies can be significantly affected by labor relations and fluctuating component prices. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST RIVN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST RIVN ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST RIVN ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST RIVN ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RIVN ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST RIVN ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST RIVN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST RIVN ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST RIVN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST RIVN ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST RIVN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST RIVN ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST RIVN ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST RIVN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST RIVN ETF | New Fund Risk [Member]
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Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST RIVN ETF | Non-Diversification Risk [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST RIVN ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST RIVN ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST RIVN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST RIVN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST RIVN ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST RIVN ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST RIVN ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST RIVN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST RIVN ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST RIVN ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST RIVN ETF | ETF Risk [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Semiconductor ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Semiconductor ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The NYSE Semiconductor Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the NYSE Semiconductor Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the NYSE Semiconductor Index was comprised of 30 constituents which had a median market capitalization of $74.3 billion and capitalizations ranging from $12.5 billion to $5.4 trillion and were concentrated in the semiconductor industry, which is included in the information technology sector with exposure to companies involved in artificial intelligence and big data. The NYSE Semiconductor Index is rebalanced quarterly and reconstituted annually.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Semiconductor ETF | Derivatives Risk [Member]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Semiconductor ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Semiconductor ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Semiconductor ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Semiconductor ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Semiconductor ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Semiconductor ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Semiconductor ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Semiconductor ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Semiconductor ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Semiconductor ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Semiconductor ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Semiconductor ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Semiconductor ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Semiconductor ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Semiconductor ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Semiconductor ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Semiconductor ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Semiconductor ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Semiconductor ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Semiconductor ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Semiconductor ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Semiconductor ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Semiconductor ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Semiconductor ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Semiconductor ETF | ETF Risk [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Small Cap ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Small Cap ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Russell 2000® Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Russell 2000® Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the Russell 2000® Index consisted of 1,974 holdings, which had a median market capitalization of $1.1 billion, total market capitalizations ranging from $340 million to $12.6 billion and were concentrated in the healthcare, and industrials sectors. The Russell 2000® Index is reconstituted annually and enhanced by initial public offerings quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Small Cap ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Small Cap ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Small Cap ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Small Cap ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Small Cap ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Small Cap ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Small Cap ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Small Cap ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Small Cap ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Small Cap ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Small Cap ETF | Inflation Risk [Member]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Small Cap ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Small Cap ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Small Cap ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Small Cap ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Small Cap ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Small Cap ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Small Cap ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST Small Cap ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Small Cap ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Small Cap ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Small Cap ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Small Cap ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Small Cap ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Small Cap ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Small Cap ETF | ETF Risk [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SMCI ETF
Prospectus [Line Items]
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PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SMCI ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by significant customer losses, its inability to develop and implement new technologies, its reliance on third-party distributors and platforms, cybersecurity attacks, its inability to protect its intellectual property rights and global laws and regulations affecting privacy, data protection and technology protections. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST SMCI ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST SMCI ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SMCI ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying SMCI PLTR ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SMCI ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SMCI ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SMCI ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST SMCI ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST SMCI ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST SMCI ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SMCI ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SMCI ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SMCI ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SMCI ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SMCI ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SMCI ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SMCI ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SMCI ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SMCI ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST SMCI ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SMCI ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SMCI ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SMCI ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST SMCI ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST SMCI ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SMCI ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST SMCI ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST SMCI ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SMR ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SMR ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of industrials sector and electrical equipment industries. The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund The electrical equipment industry can be significantly affected by general economic trends, including employment, economic growth, interest rates, and changes in commodity prices. Electrical equipment companies are subject to the risks of technical obsolescence, and their profitability may be affected by government regulation and spending, import controls and worldwide competition. Companies in these industries also can be adversely affected by liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control. These factors may result in a material adverse impact on the Fund’s portfolio securities and the performance of the Fund. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST SMR ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST SMR ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SMR ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SMR ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SMR ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SMR ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST SMR ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST SMR ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST SMR ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SMR ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SMR ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SMR ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SMR ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SMR ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SMR ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SMR ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SMR ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SMR ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST SMR ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SMR ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SMR ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SMR ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST SMR ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST SMR ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SMR ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST SMR ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST SMR ETF | ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SOFI ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SOFI ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the consumer finance industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to changes in economic conditions, demand for consumer loans, and refinancing activity. Profitability can be largely dependent on the availability and cost of capital and the rate of consumer debt defaults, and can fluctuate significantly when interest rates change. Financial difficulties of borrowers can negatively affect the consumer finance industry. Companies in the consumer finance industry are subject to extensive government regulation, which can change frequently and may adversely affect the scope of their activities, the prices they can charge and the amount of capital they must maintain, or may affect them in other ways that are unforeseeable. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST SOFI ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST SOFI ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SOFI ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SOFI ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SOFI ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SOFI ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST SOFI ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST SOFI ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST SOFI ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SOFI ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SOFI ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SOFI ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SOFI ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SOFI ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SOFI ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SOFI ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SOFI ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SOFI ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SOFI ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST SOFI ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SOFI ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SOFI ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SOFI ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST SOFI ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST SOFI ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SOFI ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST SOFI ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST SOUN ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SOUN ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the software and information technology industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by significant customer losses, its inability to develop and implement new technologies, its reliance on third-party distributors and platforms, cybersecurity attacks, its inability to protect its intellectual property rights and global laws and regulations affecting privacy, data protection and technology protections. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST SOUN ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST SOUN ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SOUN ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SOUN ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SOUN ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SOUN ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST SOUN ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST SOUN ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST SOUN ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SOUN ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SOUN ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SOUN ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SOUN ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SOUN ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SOUN ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SOUN ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SOUN ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SOUN ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SOUN ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST SOUN ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SOUN ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SOUN ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SOUN ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST SOUN ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST SOUN ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SOUN ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST SOUN ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST SPY ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST SPY ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The S&P 500® index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the S&P 500® index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the S&P 500® index consisted of 503 constituents, which had an average market capitalization of $136.1 billion, total market capitalizations ranging from $4.2 billion to $4.3 trillion and were concentrated in the information technology sector. The S&P 500® index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST SPY ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST SPY ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST SPY ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST SPY ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SPY ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST SPY ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST SPY ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST SPY ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST SPY ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST SPY ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST SPY ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST SPY ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST SPY ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST SPY ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST SPY ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST SPY ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST SPY ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST SPY ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST SPY ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST SPY ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST SPY ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of options it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in options were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST SPY ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST SPY ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST SPY ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST SPY ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST SPY ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST Technology ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST Technology ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 300% of the Underlying Index’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Index during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Index will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 3% for every 1% daily decline in the Underlying Index, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Index decline of more than 33%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The Technology Select Sector Index may have a significant portion of its value in issuers in an industry or group of industries. The Underlying Leveraged ETF will allocate its investments to approximately the same extent as the Technology Select Sector Index. As a result, the Underlying Leveraged ETF may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of September 30, 2026, the Technology Select Sector Index was comprised of 84 constituents with a median market capitalization of $77.0 billion, total market capitalizations ranging from $11.9 billion to $5.2 trillion and were concentrated in the information technology sector. The Technology Select Sector Index is rebalanced quarterly.

Indirect Investments in the Underlying Leveraged ETF. The Underlying Leveraged ETF is not affiliated with the Trust, the Fund, the Adviser, or their respective affiliates and is not involved with the offering of the Fund in any way and has no obligation to consider your Shares in taking any corporate action that might affect the value of Shares. Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

Passive Investment and Underlying Index Performance Risk. Investment in the Fund should be made with the understanding that the passive Underlying Leveraged ETF in which the Fund invests will not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the passive Underlying Leveraged ETF in which the Fund invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the passive Underlying Leveraged ETF may, from time to time, temporarily be unavailable, which may further impede the passive Underlying Leveraged ETF’s ability to track their applicable indices.

GraniteShares YieldBOOST Technology ETF | Derivatives Risk [Member]
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Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST Technology ETF | Counterparty Risk [Member]
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Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST Technology ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST Technology ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Technology ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST Technology ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST Technology ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST Technology ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST Technology ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST Technology ETF | ETF Risks [Member]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST Technology ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST Technology ETF | Inflation Risk [Member]
Prospectus [Line Items]
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Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST Technology ETF | Liquidity Risk [Member]
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Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST Technology ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST Technology ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST Technology ETF | New Fund Risk [Member]
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New Fund Risk. The Fund is a recently organized management investment company with limited operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST Technology ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST Technology ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST Technology ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST Technology ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST Technology ETF | Tax Risk [Member]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST Technology ETF | Investing in U.S. Equities Risk [Member]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST Technology ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST Technology ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST Technology ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST Technology ETF | Fixed Income Securities Risk [Member]
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Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST TEM ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST TEM ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the information technology and computer programming industries. The information technology industry includes companies engaged in internet software and services, technology hardware and storage peripherals, electronic equipment instruments and components, and semiconductors and semiconductor equipment. Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on profit margins. Information technology companies may have limited product lines, markets, financial resources or personnel. The products of information technology companies may face rapid product obsolescence due to technological developments and frequent new product introduction, unpredictable changes in growth rates and competition for the services of qualified personnel. Failure to introduce new products, develop and maintain a loyal customer base, or achieve general market acceptance for their products could have a material adverse effect on a company’s business. Companies in the information technology sector are heavily dependent on intellectual property, and the loss of patent, copyright and trademark protections may adversely affect the profitability of these companies. Companies in the computer programming industry provide social networking, file sharing, and other web-based media applications. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by social media companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Additionally, the collection of data from consumers and other sources could face increased scrutiny as regulators consider how the data is collected, stored, safeguarded and used. Furthermore, the business models employed by the companies are in the computer programming industries. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST TEM ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST TEM ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST TEM ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST TEM ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TEM ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TEM ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST TEM ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST TEM ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST TEM ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST TEM ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST TEM ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST TEM ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST TEM ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST TEM ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST TEM ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST TEM ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST TEM ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST TEM ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST TEM ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST TEM ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST TEM ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST TEM ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST TEM ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST TEM ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST TEM ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TEM ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST TEM ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST TSLA ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST TSLA ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Industry Concentration Risk — The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to risks of the automotive industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s ability to develop and launch new products, the growth of its sales and delivery capabilities, part supplier constraints or delays, consumer demand for electric vehicles and competition from existing and new competitors. Governmental policies affecting the automotive industry, such as taxes, tariffs, duties, subsidies, and import and export restrictions on automotive products can influence industry profitability. In addition, such companies must comply with environmental laws and regulations, for which there may be severe consequences for non-compliance. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST TSLA ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. that generate specific risks.

GraniteShares YieldBOOST TSLA ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST TSLA ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST TSLA ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given month. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSLA ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSLA ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST TSLA ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST TSLA ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST TSLA ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST TSLA ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST TSLA ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST TSLA ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST TSLA ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST TSLA ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST TSLA ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST TSLA ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST TSLA ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST TSLA ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. U.S. trade disputes or other disputes with specific countries that could result in additional tariffs, trade barriers and/or investment restrictions in certain securities in those countries.

GraniteShares YieldBOOST TSLA ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST TSLA ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST TSLA ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST TSLA ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST TSLA ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST TSLA ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TSLA ETF | Fixed Income Securities Risk [Member]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST TSLA ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST TSM ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST TSM ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the semiconductor industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by global markets and demand for its products and services, its ability to develop new products and services, inventory levels, supply chain issues, the performance of third-party software developers, system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the semiconductor industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST TSM ETF | Derivatives Risk [Member]
Prospectus [Line Items]
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Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST TSM ETF | Counterparty Risk [Member]
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Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST TSM ETF | Price Participation Risk [Member]
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Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST TSM ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSM ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST TSM ETF | Put Writing Strategy Risk [Member]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST TSM ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST TSM ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST TSM ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST TSM ETF | ETF Risks [Member]
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Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST TSM ETF | High Portfolio Turnover Risk [Member]
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Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST TSM ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST TSM ETF | Liquidity Risk [Member]
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Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST TSM ETF | Management Risk [Member]
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Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST TSM ETF | Money Market Instrument Risk [Member]
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Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST TSM ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST TSM ETF | Non-Diversification Risk [Member]
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Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST TSM ETF | Operational Risk [Member]
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Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST TSM ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST TSM ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST TSM ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST TSM ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST TSM ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST TSM ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST TSM ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST TSM ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST TSM ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST UBER ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST UBER ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the business services industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Underlying Stock performance may be affected by the company’s ability to attract and maintain a certain level of drivers and consumers, its success in investing in new technologies and services, the potential classification of its drivers as employees, changes in the conditions affecting major markets, cyberattacks, its ability to receive additional working capital, governmental regulation changes and risks of legal proceeding. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST UBER ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST UBER ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST UBER ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST UBER ETF | Distribution Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UBER ETF | NAV Erosion Risk Due to Distributions [Member]
Prospectus [Line Items]
Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UBER ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST UBER ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST UBER ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST UBER ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST UBER ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST UBER ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST UBER ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST UBER ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST UBER ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST UBER ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST UBER ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST UBER ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST UBER ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST UBER ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST UBER ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST UBER ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST UBER ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST UBER ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST UBER ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST UBER ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST UBER ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST UBER ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST UNH ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST UNH ETF | Underlying Leveraged ETF Risk [Member]
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The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Fund’s performance, is subject to the risks of the healthcare industry. The profitability of companies in the healthcare industry may be affected by extensive, costly and uncertain government regulation, restrictions on government reimbursement for medical expenses, rising costs of medical products and services, pricing pressure (including price discounting), changes in the demand for medical products and services, an increased emphasis on outpatient services, limited product lines, industry innovation and/or consolidation, changes in technologies and other market developments. Many healthcare companies are heavily dependent on obtaining and defending patents, which may be time consuming and costly. The expiration of patents may adversely affect the profitability of these companies. Many healthcare companies are subject to extensive litigation based on product liability and similar claims. In addition, their products can become obsolete due to industry innovation, changes in technologies or other market developments. Many new products in the health care sector require significant research and development and may be subject to regulatory approvals, all of which may be time-consuming and costly with no guarantee that any product will come to market. These companies may be adversely affected by government regulation and changes in reimbursement rates from third-party payors, such as Medicare, Medicaid and other government-sponsored programs, private health insurance plans and health maintenance organizations. The profitability of these companies may be dependent on a relatively limited number of products. Additionally, their products can become obsolete due to industry innovation, changes in technologies or other market developments. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST UNH ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfil these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST UNH ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST UNH ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST UNH ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UNH ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UNH ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST UNH ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST UNH ETF | Option Market Liquidity Risk [Member]
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Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST UNH ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST UNH ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST UNH ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST UNH ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST UNH ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST UNH ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST UNH ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST UNH ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST UNH ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST UNH ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST UNH ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST UNH ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST UNH ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST UNH ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST UNH ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST UNH ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST UNH ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST UNH ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST UNH ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST UPST ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST UPST ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the financial services industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. The Underlying Stock performance may be affected by system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the financial services sector and the insurance industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST UPST ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST UPST ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST UPST ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST UPST ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UPST ETF | NAV Erosion Risk Due to Distributions [Member]
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Risk [Text Block]

NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST UPST ETF | Put Writing Strategy Risk [Member]
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Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST UPST ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST UPST ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST UPST ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST UPST ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST UPST ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST UPST ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST UPST ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST UPST ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST UPST ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST UPST ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST UPST ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST UPST ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST UPST ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST UPST ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST UPST ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST UPST ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST UPST ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST UPST ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST UPST ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST UPST ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST UPST ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.

GraniteShares YieldBOOST VRT ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST VRT ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: The performance of the Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the industrial machinery industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to the availability and prices of raw materials, components, products and services from third-party suppliers, and such suppliers’ ability to timely deliver the quantities and quality required at reasonable prices could have a material adverse effect on our company, its prospects and financial performance. Worldwide economic conditions could have an effect on the demand for our company’s services and products and could result in declining revenue and earnings. General economic declines or a softening of the economy make it more likely that our company may experience difficulties collecting accounts receivable, sales and demand for our company’s products may decrease, and our company’s operating results may be adversely affected. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST VRT ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST VRT ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST VRT ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST VRT ETF | Distribution Risk [Member]
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Risk [Text Block]

Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST VRT ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST VRT ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST VRT ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST VRT ETF | Option Market Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST VRT ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST VRT ETF | ETF Risks [Member]
Prospectus [Line Items]
Risk [Text Block]

ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST VRT ETF | High Portfolio Turnover Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST VRT ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST VRT ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST VRT ETF | Management Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST VRT ETF | Money Market Instrument Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST VRT ETF | New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST VRT ETF | Non-Diversification Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST VRT ETF | Operational Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST VRT ETF | Recent Market Events Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST VRT ETF | Single Issuer Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST VRT ETF | Tax Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST VRT ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST VRT ETF | Affiliated ETFs Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST VRT ETF | Box Spread E T F Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST VRT ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST VRT ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST VRT ETF | Affiliated Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF.

GraniteShares YieldBOOST XYZ ETF
Prospectus [Line Items]
Risk [Text Block]

PRINCIPAL RISKS OF INVESTING IN THE FUND

The principal risks of investing in the Fund are summarized below. As with any investment, there is a risk that you could lose all or a portion of your investment in the Fund. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. Some or all of these risks may adversely affect the Fund’s net asset value per share (“NAV”), trading price, yield, total return and/or ability to meet its investment objectives. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information About the Fund — Principal Risks of Investing in the Fund.”

GraniteShares YieldBOOST XYZ ETF | Underlying Leveraged ETF Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

The Underlying Leveraged ETF Risk. The Fund invests in options contracts that are based on the value of the Underlying Leveraged ETF shares. This subjects the Fund to certain of the same risks as if it owned shares of the Underlying Leveraged ETF, even though it may not. By virtue of the Fund’s investments in options contracts that are based on the value of the Underlying Leveraged ETF shares, the Fund may also be subject to the following risks:

Effects of Compounding and Market Volatility Risk — The Underlying Leveraged ETF shares’ performance for periods greater than a trading day will be the result of each day’s returns compounded over the period, which is likely to differ from 200% of the Underlying Stock’s performance, before fees and expenses. Compounding has a significant impact on funds that are leveraged and that rebalance daily. The impact of compounding becomes more pronounced as volatility and holding periods increase and will impact each shareholder differently depending on the period of time an investment in the Underlying Leveraged ETF is held and the volatility of the Underlying Stock during the shareholder’s holding period of an investment in the Underlying Leveraged ETF.

Leverage Risk — The Underlying Leveraged ETF obtains investment exposure in excess of its net assets by utilizing leverage and may lose more money in market conditions that are adverse to its investment objective than a fund that does not utilize leverage. An investment in the Underlying Leveraged ETF is exposed to the risk that a decline in the daily performance of the Underlying Stock will be magnified. This means that an investment in the Underlying Leveraged ETF will be reduced by an amount equal to 2% for every 1% daily decline in the Underlying Stock, not including the costs of financing leverage and other operating expenses, which would further reduce its value. The Underlying Leveraged ETF could lose an amount greater than its net assets in the event of an Underlying Stock decline of more than 50%.

Derivatives Risk — Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds (including ETFs), interest rates or indexes. Investing in derivatives may be considered aggressive and may expose the Underlying Leveraged ETF to greater risks, and may result in larger losses or smaller gains, than investing directly in the reference assets underlying those derivatives, which may prevent the Underlying Leveraged ETF from achieving its investment objective.

Counterparty Risk — If a counterparty is unwilling or unable to make timely payments to meet its contractual obligations or fails to return holdings that are subject to the agreement with the counterparty resulting in the Underlying Leveraged ETF losing money or not being able to meet its daily leveraged investment objective.

Underlying Stock Risk: Underlying Stock, and consequently the Underlying Leveraged ETF’s performance, is subject to the risks of the financial services industry. The Underlying Stock is subject to many risks that can negatively impact its revenue and viability including, but are not limited to government regulations, economic conditions, credit rating downgrades, changes in interest rates and decreased liquidity in credit markets. Profitability of these companies is largely dependent on the availability and cost of capital and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers also can negatively impact the sector. These companies are also subject to substantial government regulation and intervention, which may adversely impact the scope of their activities, the prices they can charge, the amount of capital they must maintain, and potentially, their size. The Underlying Stock performance may be affected by system and network failures, privacy and cybersecurity breaches and changes in international and government regulations. Information technology companies are heavily dependent on patent and intellectual property rights, the loss or impairment of which may adversely affect profitability. Additionally, companies in the financial services sector and the insurance industry may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. The Underlying Stock is subject to general market risks that can negatively impact its revenue and viability including, but not limited to price volatility risk, management risk, inflation risk, global economic risk, growth risk, supply and demand risk, operations risk, regulatory risk, environmental risk, terrorism risk, embargoes, tariffs, sanctions, other trade barriers and the risk of natural disasters. The Fund’s daily returns may be affected by many factors but will depend on the performance and volatility of the Underlying Stock.

Indirect Investments in the Underlying Leveraged ETF – Investors in the Fund will not have rights to receive dividends or other distributions or any other rights with respect to the Underlying Leveraged ETF but will be subject to declines in the performance of the Underlying Leveraged ETF. Although the Fund invests in the Underlying Leveraged ETF only indirectly, the Fund’s investments are subject to loss as a result of these risks.

GraniteShares YieldBOOST XYZ ETF | Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Derivatives Risk. Derivatives are financial instruments that derive value from the underlying reference asset or assets, such as stocks, bonds, or funds, interest rates or indexes. The Fund’s investments in derivatives may pose risks in addition to, and greater than, those associated with directly investing in securities or other ordinary investments, including risk related to the market, imperfect correlation with underlying investments, higher price volatility, lack of availability, counterparty risk, liquidity, valuation and legal restrictions. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The use of derivatives may result in larger losses or smaller gains than directly investing in securities. When the Fund uses derivatives, there may be an imperfect correlation between the value of the Underlying Leveraged ETF and the derivative, which may prevent the Fund from achieving its investment objectives. Because derivatives often require only a limited initial investment, the use of derivatives may expose the Fund to losses in excess of those amounts initially invested. In addition, the Fund’s investments in derivatives are subject to the following risks:

Options Contracts. The use of options contracts involves investment strategies and risks different from those associated with ordinary portfolio securities transactions. The prices of options are volatile and are influenced by, among other things, actual and anticipated changes in the value of the underlying instrument, including the anticipated volatility, which are affected by fiscal and monetary policies and by national and international political, changes in the actual or implied volatility or the reference asset, the time remaining until the expiration of the option contract and economic events. For the Fund, in particular, the value of the options contracts in which it invests is substantially influenced by the value of the Underlying Leveraged ETF. Selling put options exposes the Fund to the risk of potential loss if the market value of the Underlying Leveraged ETF falls below the strike price before the option expires. The Fund may experience substantial downside from specific option positions and certain option positions held by the Fund may expire worthless. As an option approaches its expiration date, its value typically increasingly moves with the value of the underlying instrument. However, prior to such date, the value of an option generally does not increase or decrease at the same rate at the underlying instrument. There may at times be an imperfect correlation between the movement in values of options contracts and the underlying instrument, and there may at times not be a liquid secondary market for certain options contracts. The value of the options held by the Fund will be determined based on market quotations or other recognized pricing methods. Additionally, the Fund’s practice of “rolling” may cause the Fund to experience losses if the expiring contracts do not generate proceeds enough to cover the costs of entering into new options contracts. Rolling refers to the practice of closing out one options position and opening another with a different expiration date and/or a different strike price. Further, if an option is exercised, the seller (writer) of a put option is obligated to purchase the underlying asset at the strike price, which can result in significant financial and regulatory obligations for the Fund if the market value of the asset has fallen substantially. Furthermore, when the Fund seeks to trade out of puts, especially near expiration, there is an added risk that the Fund may be required to allocate resources unexpectedly to fulfill these obligations. This potential exposure to physical settlement can significantly impact the Fund’s liquidity and market exposure, particularly in volatile market conditions.

Swap Risk: Swaps are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace. Over the counter swaps are subject to counterparty default. Leverage inherent in derivatives will tend to magnify the Fund’s losses. The swap agreements may reference standardized exchange-traded, FLEX, European Style or American Style put options contracts that are based on the values of the price returns of the Underlying Leveraged ETF. and generate specific risks.

GraniteShares YieldBOOST XYZ ETF | Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Counterparty Risk. The Fund is subject to counterparty risk by virtue of its investments in options contracts. Transactions in some types of derivatives, including options, are required to be centrally cleared (“cleared derivatives”). In a transaction involving cleared derivatives, the Fund’s counterparty is a clearing house rather than a bank or broker. Since the Fund is not a member of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Fund will hold cleared derivatives through accounts at clearing members. In cleared derivatives positions, the Fund will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Customer funds held at a clearing organization in connection with any options contracts are held in a commingled omnibus account and are not identified to the name of the clearing member’s individual customers. As a result, assets deposited by the Fund with any clearing member as margin for options may, in certain circumstances, be used to satisfy losses of other clients of the Fund’s clearing member. In addition, although clearing members guarantee performance of their clients’ obligations to the clearing house, there is a risk that the assets of the Fund might not be fully protected in the event of the clearing member’s bankruptcy, as the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing member’s customers for the relevant account class. The Fund is also subject to the risk that a limited number of clearing members are willing to transact on the Fund’s behalf, which heightens the risks associated with a clearing member’s default. If a clearing member defaults the Fund could lose some or all of the benefits of a transaction entered into by the Fund with the clearing member. If the Fund cannot find a clearing member to transact with on the Fund’s behalf, the Fund may be unable to effectively implement its investment strategy.

In addition, a counterparty (the other party to a transaction or an agreement or the party with whom the Fund executes transactions) to a transaction (including repurchase transaction) with the Fund may be unable or unwilling to make timely principal, interest or settlement payments, or otherwise honor its obligations.

GraniteShares YieldBOOST XYZ ETF | Price Participation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Price Participation Risk. The Fund employs an investment strategy that includes the sale of in-the-money put options contracts, which limits the degree to which the Fund will participate in increases in value experienced by the Underlying Leveraged ETF over the Call Period. This means that if the Underlying Leveraged ETF experiences an increase in value above the strike price of the sold put options during a Call Period, the Fund will likely not experience that increase to the same extent and may significantly underperform the Underlying Leveraged ETF over the Call Period. Additionally, because the Fund is limited in the degree to which it will participate in increases in value experienced by the Underlying Leveraged ETF over each Call Period, but has full exposure to any decreases in value experienced by the Underlying Leveraged ETF over the Call Period, the NAV of the Fund may decrease over any given time period. The Fund’s NAV is dependent on the value of each options portfolio, which is based principally upon the performance of the Underlying Leveraged ETF. The degree of participation in the Underlying Leveraged ETF gains the Fund will experience will depend on prevailing market conditions, especially market volatility, at the time the Fund enters into the sold put options contracts and will vary from Call Period to Call Period. The value of the options contracts is affected by changes in the value and dividend rates of the Underlying Leveraged ETF, changes in interest rates, changes in the actual or perceived volatility of the Underlying Leveraged ETF and the remaining time to the options’ expiration, as well as trading conditions in the options market. As the price of the Underlying Leveraged ETF share changes and time moves towards the expiration of each Call Period, the value of the options contracts, and therefore the Fund’s NAV, will change. However, it is not expected for the Fund’s NAV to directly correlate on a day-to-day basis with the returns of the Underlying Leveraged ETF share price. The amount of time remaining until the options contract’s expiration date affects the impact of the potential options contract income on the Fund’s NAV, which may not be in full effect until the expiration date of the Fund’s options contracts. Therefore, while changes in the price of the Underlying Leveraged ETF share will result in changes to the Fund’s NAV, the Fund generally anticipates that the rate of change in the Fund’s NAV will be different than that experienced by the Underlying Leveraged ETF share price.

GraniteShares YieldBOOST XYZ ETF | Distribution Risk [Member]
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Distribution Risk. As part of the Fund’s investment objective, the Fund seeks to provide current weekly income. There is no assurance that the Fund will make a distribution in any given week. If the Fund makes distributions, the amounts of such distributions will likely vary greatly from one distribution to the next. Additionally, the weekly distributions, if any, may consist of returns of capital, which would decrease the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST XYZ ETF | NAV Erosion Risk Due to Distributions [Member]
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NAV Erosion Risk Due to Distributions. When the Fund makes a distribution, the Fund’s NAV will typically drop by the amount of the distribution on the related ex-dividend date. The repeated payment of distributions by the Fund, if any, may significantly erode the Fund’s NAV and trading price over time. As a result, an investor may suffer significant losses to their investment.

GraniteShares YieldBOOST XYZ ETF | Put Writing Strategy Risk [Member]
Prospectus [Line Items]
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Put Writing Strategy Risk. The path dependency (i.e., the continued use) of the Fund’s put writing strategy will impact the extent that the Fund participates in the positive price returns of the Underlying Leveraged ETF and, in turn, the Fund’s returns, both during the term of the sold put options and over longer time periods.

If, for example, the Fund were to sell 10% in-the-money put options having a one-month term, the Fund’s participation in the positive price returns of the Underlying Leveraged ETF will be capped at 10% for that month. However, over a longer period (e.g., a three-month period), the Fund should not be expected to participate fully in the first 30% (i.e., 3 months x 10%) of the positive price returns of the Underlying Leveraged ETF, or the Fund may even lose money, even if the Underlying Leveraged ETF share price has appreciated by at least that much over such period, if during any particular month or months over that period the Underlying Leveraged ETF had a return less than 10%. This example illustrates that both the Fund’s participation in the positive price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

If, for example, the Fund were to sell 5% out-of-the-money put options having a one-week term, the Fund’s downward protection against the negative price returns of the Underlying Leveraged ETF will be capped at 5% for that week. However, over a longer period (e.g., a four-week period), the Fund should not be expected to be protected fully in the first 25% (i.e., 4 weeks x 5%) of the negative price returns of the Underlying Leveraged ETF, and the Fund may lose money, even if the Underlying Leveraged ETF share price has appreciated over such period, if during any particular week or weeks over that period the Underlying Leveraged ETF share price had decreases by more than 5%. This example illustrates that both the Fund’s protection against the negative price returns of the Underlying Leveraged ETF and its returns will depend not only on the price of the Underlying Leveraged ETF but also on the path that the Underlying Leveraged ETF takes over time.

Under both cases the Fund may be fully exposed to the downward movements of the Underlying Leveraged ETF, offset only by the premiums received from selling put contracts. The Fund does not seek to offer any downside protection, except for the fact that the premiums from the sold options may offset some or all of the Underlying Leveraged ETF’s decline.

GraniteShares YieldBOOST XYZ ETF | Put Spread Strategy Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Put Spread Strategy Risk. Similarly to a put writing strategy (see relevant risk factor), a put spread strategy will subject the Fund’s performance to path dependency.
GraniteShares YieldBOOST XYZ ETF | Option Market Liquidity Risk [Member]
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Option Market Liquidity Risk. The trading activity in the option market of the Underlying Leveraged ETF may be limited and the option contracts may trade at levels significantly different from their economic value. The lack of liquidity may negatively affect the ability of the Fund to achieve its investment objective. This risk may increase if the portfolio turnover is elevated, for instance because of frequent changes in the number of Shares outstanding, and if the net asset value of the Underlying Leveraged ETF is modest.

GraniteShares YieldBOOST XYZ ETF | Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Concentration Risk. To the extent that the Underlying Leveraged ETF concentrates its investments in a particular industry, the Fund will be subject to the risks associated with that industry.
GraniteShares YieldBOOST XYZ ETF | ETF Risks [Member]
Prospectus [Line Items]
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ETF Risks.

Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem Shares directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Cash Redemption Risk. The Fund currently expects to effect a significant portion of its creations and redemptions for cash, rather than in-kind securities. Paying redemption proceeds in cash rather than through in-kind delivery of portfolio securities may require the Fund to dispose of or sell portfolio securities or other assets at an inopportune time to obtain the cash needed to meet redemption orders. This may cause the Fund to sell a security and recognize a capital gain or loss that might not have been incurred if it had made a redemption in-kind. As a result, the Fund may pay out higher or lower annual capital gains distributions than ETFs that redeem in-kind. The use of cash creations and redemptions may also cause the Fund’s Shares to trade in the market at greater bid-ask spreads or greater premiums or discounts to the Fund’s NAV. Furthermore, the Fund may not be able to execute cash transactions for creation and redemption purposes at the same price used to determine the Fund’s NAV. To the extent that the maximum additional charge for creation or redemption transactions is insufficient to cover the execution shortfall, the Fund’s performance could be negatively impacted.

Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

Trading. Although Shares are listed on a national securities exchange, such as The Nasdaq Stock Market, LLC (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that an active trading market for the Shares will develop or be maintained or that the Shares will trade with any volume, or at all, on any stock exchange. This risk may be greater for the Fund as it seeks to have exposure to a single underlying stock as opposed to a more diverse portfolio like a traditional pooled investment. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares. Shares trade on the Exchange at a market price that may be below, at or above the Fund’s NAV. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged. In the event of an unscheduled market close for options contracts that reference a single stock, such as the Underlying Leveraged ETF’s securities being halted or a market wide closure, settlement prices will be determined by the procedures of the listing exchange of the options contracts. As a result, the Fund could be adversely affected and be unable to implement its investment strategies in the event of an unscheduled closing.

GraniteShares YieldBOOST XYZ ETF | High Portfolio Turnover Risk [Member]
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High Portfolio Turnover Risk. The Fund may actively and frequently trade all or a significant portion of the Fund’s holdings. A high portfolio turnover rate increases transaction costs, which may increase the Fund’s expenses. Frequent trading may also cause adverse tax consequences for investors in the Fund due to an increase in short-term capital gains.

GraniteShares YieldBOOST XYZ ETF | Inflation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the present value of the Fund’s assets and distributions, if any, may decline.

GraniteShares YieldBOOST XYZ ETF | Liquidity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]

Liquidity Risk. Some securities held by the Fund, including options contracts, may be difficult to sell or be illiquid, particularly during times of market turmoil. This risk is greater for the Fund as it will hold options contracts on a single security, and not a broader range of options contracts. Markets for securities or financial instruments could be disrupted by a number of events, including, but not limited to, an economic crisis, natural disasters, epidemics/pandemics, new legislation or regulatory changes inside or outside the United States. Illiquid securities may be difficult to value, especially in changing or volatile markets. If the Fund is forced to sell an illiquid security at an unfavorable time or price, the Fund may be adversely impacted. Certain market conditions or restrictions, such as market rules related to short sales, may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Underlying Leveraged ETF. There is no assurance that a security that is deemed liquid when purchased will continue to be liquid. Market illiquidity may cause losses for the Fund.

GraniteShares YieldBOOST XYZ ETF | Management Risk [Member]
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Management Risk. The Fund is subject to management risk because it is an actively managed portfolio. In managing the Fund’s investment portfolio, the portfolio managers will apply investment techniques and risk analyses that may not produce the desired result. There can be no guarantee that the Fund will meet its investment objective.

GraniteShares YieldBOOST XYZ ETF | Money Market Instrument Risk [Member]
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Money Market Instrument Risk. The Fund may use a variety of money market instruments for cash management purposes, including money market funds, depositary accounts and repurchase agreements. Repurchase agreements are contracts in which a seller of securities agrees to buy the securities back at a specified time and price. Repurchase agreements may be subject to market and credit risk related to the collateral securing the repurchase agreement. Money market instruments, including money market funds, may lose money through fees or other means.

GraniteShares YieldBOOST XYZ ETF | New Fund Risk [Member]
Prospectus [Line Items]
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New Fund Risk. The Fund is a recently organized management investment company with no operating history. As a result, prospective investors do not have a track record or history on which to base their investment decisions.

GraniteShares YieldBOOST XYZ ETF | Non-Diversification Risk [Member]
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Non-Diversification Risk. Because the Fund is “non-diversified,” it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. As a result, a decline in the value of an investment in a single issuer or a smaller number of issuers could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

GraniteShares YieldBOOST XYZ ETF | Operational Risk [Member]
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Operational Risk. The Fund is subject to risks arising from various operational factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third-parties, failed or inadequate processes and technology or systems failures. The Fund relies on third-parties for a range of services, including custody. Any delay or failure relating to engaging or maintaining such service providers may affect the Fund’s ability to meet its investment objective. Although the Fund and the Adviser seek to reduce these operational risks through controls and procedures, there is no way to completely protect against such risks.

GraniteShares YieldBOOST XYZ ETF | Recent Market Events Risk [Member]
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Recent Market Events Risk. U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. Conflict, loss of life and disaster connected to ongoing armed conflict between Ukraine and Russia in Europe and Israel and Hamas in the Middle East could have severe adverse effects on the region, including significant adverse effects on the regional or global economies and the markets for certain securities. The U.S. and the European Union have imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

GraniteShares YieldBOOST XYZ ETF | Single Issuer Risk [Member]
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Single Issuer Risk. Issuer-specific attributes may cause an investment in the Fund to be more volatile than a traditional pooled investment vehicle which diversifies risk or the market generally. The value of the Fund, which focuses on an individual security (the Underlying Leveraged ETF), may be more volatile than a traditional pooled investment or the market as a whole and may perform differently from the value of a traditional pooled investment or the market as a whole.

GraniteShares YieldBOOST XYZ ETF | Tax Risk [Member]
Prospectus [Line Items]
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Tax Risk. The Fund intends to elect and to qualify each year to be treated as a RIC under Subchapter M of the Code. As a RIC, the Fund will not be subject to U.S. federal income tax on the portion of its net investment income and net capital gain that it distributes to Shareholders, provided that it satisfies certain requirements of the Code. If the Fund does not qualify as a RIC for any taxable year and certain relief provisions are not available, the Fund’s taxable income will be subject to tax at the Fund level and to a further tax at the shareholder level when such income is distributed. To comply with the asset diversification test applicable to a RIC, the Fund will attempt to ensure that the value of the derivatives it holds is never 25% of the total value of Fund assets at the close of any quarter. If the Fund’s investments in the derivatives were to exceed 25% of the Fund’s total assets at the end of a tax quarter, the Fund, generally, has a grace period to cure such lack of compliance. If the Fund fails to timely cure, it may no longer be eligible to be treated as a RIC. In addition, distributions received by the Fund from the Underlying Leveraged ETF may generate “bad income” that could prevent the Fund from meeting the “Income Requirement” of Subchapter M of the Code, which may cause the Fund to fail to qualify as a RIC.

GraniteShares YieldBOOST XYZ ETF | Investing in U.S. Equities Risk [Member]
Prospectus [Line Items]
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Investing in U.S. Equities Risk. Investing in U.S. issuers subjects the Fund to legal, regulatory, political, currency, security, and economic risks that are specific to the U.S. Certain changes in the U.S., such as a weakening of the U.S. economy or a decline in its financial markets, may have an adverse effect on U.S. issuers.

GraniteShares YieldBOOST XYZ ETF | Affiliated ETFs Risk [Member]
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Affiliated ETFs Risk: The Fund may invest in equity securities of other ETFs for which the Adviser serves as investment adviser. It is possible that a conflict of interest may arise. Additionally, to the extent the Fund invests in the securities of another affiliated ETF, the Fund will be subject to the investment risks of the ETF. Shareholders of the Fund are subject to duplicative expenses to the extent of the Fund’s investment in any affiliated ETF. Finally, the shares of the ETFs in which the Fund may invest will be listed on a national securities exchange and the Fund will purchase or sell these shares on the secondary market at its current market price, which may be more or less than its net asset value per share.

GraniteShares YieldBOOST XYZ ETF | Box Spread E T F Risk [Member]
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Box Spread ETF Risk. The Fund may invest in LBOX, an affiliated ETF advised by GraniteShares Advisors LLC, the Fund’s investment adviser, that employs a market-neutral box spread strategy to generate short-term, fixed-income-like returns. Box spread positions involve simultaneous long and short synthetic options positions on the same reference asset and are structured to capture an implied financing rate. While box spreads are designed to be market-neutral and to generate a return approximating prevailing short-term interest rates, they are subject to execution risk, counterparty risk with respect to the options positions, and the risk that the implied financing rate embedded in the box spread diverges from prevailing market rates in periods of market stress. The Fund’s investments in LBOX are made pursuant to Section 12(d)(1)(G) of the 1940 Act, which imposes no percentage-of-assets limits on the Fund’s investment in an exchange-traded fund. Accordingly, the Fund could, at any time, hold a material allocation in LBOX. The Fund’s adviser faces a conflict of interest in allocating Fund assets to an affiliated fund such as LBOX; see “Affiliated ETFs Risk.”

GraniteShares YieldBOOST XYZ ETF | U.S. Government and U.S. Agency Obligations Risk [Member]
Prospectus [Line Items]
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U.S. Government and U.S. Agency Obligations Risk. The Fund may invest in securities issued by the U.S. government or its agencies or instrumentalities. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

GraniteShares YieldBOOST XYZ ETF | Fixed Income Securities Risk [Member]
Prospectus [Line Items]
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Fixed Income Securities Risk. The market value of Fixed Income Securities will change in response to interest rate changes and other factors, such as changes in the effective maturities and credit ratings of fixed income investments. During periods of falling interest rates, the values of outstanding Fixed Income Securities and related financial instruments generally rise. Conversely, during periods of rising interest rates, the values of such securities and related financial instruments generally decline. Fixed Income Securities are also subject to credit risk.

Investments in Fixed Income Securities may also involve the following risks, depending on the instrument involved:

-	Asset-Backed/Mortgage-Backed Securities Risk – The market value and yield of asset-backed and mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying instruments.
-	Credit Risk – An investment in the Fund also involves the risk that the issuer of a Fixed Income Security that the Fund holds will fail to make timely payments of interest or principal or go bankrupt, or that the value of the securities will decline because of a market perception that the issuer may not make payments on time, thus potentially reducing the Fund’s return.
-	Event Risk – Event risk is the risk that corporate issuers may undergo restructurings, such as mergers, leveraged buyouts, takeovers, or similar events financed by increased debt. As a result of the added debt, the credit quality and market value of a company’s bonds and/or other debt securities may decline significantly.
-	Extension Risk – Payment on the loans underlying Fixed Income Securities held by the Fund may be made more slowly when interest rates are rising.
-	Interest Rate Risk – Generally, the value of Fixed Income Securities will change inversely with changes in interest rates. As interest rates rise, the market value of Fixed Income Securities tends to decrease. Conversely, as interest rates fall, the market value of Fixed Income Securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In recent periods, governmental financial regulators, including the U.S. Federal Reserve, have taken steps to maintain historically low interest rates. Very low or negative interest rates may magnify interest rate risk. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets.
-	Prepayment Risk – When interest rates are declining, issuers of Fixed Income Securities held by the Fund may prepay principal earlier than scheduled.

GraniteShares YieldBOOST XYZ ETF | Affiliated Fund Risk [Member]
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Affiliated Fund Risk. In managing the Fund, the Adviser has the ability to select the Underlying Leveraged ETF and substitute the Underlying Leveraged ETF with other ETFs that it believes will achieve the Fund’s objective. The Adviser may be subject to potential conflicts of interest in selecting the Underlying Leveraged ETF and substituting the Underlying Leveraged ETF with other ETFs because the fees paid to the Adviser by some Underlying Leveraged ETF may be higher than the fees charged by other Underlying Leveraged ETF. Unaffiliated Underlying Leveraged ETF do not pay fee to the Adviser.